Lease - Summary of Operating Lease Liability (Detail)	6 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Operating lease:
Current portion of lease liabilities	¥ 31,961,000	$ 4,524,000	¥ 31,878,000
Non-current portion of lease liabilities	58,837,000	8,328,000	70,110,000
Douyu [Member]
Operating lease:
Operating leases right-of-use assets	85,515,963	12,103,999	0
Current portion of lease liabilities	44,485,430	6,296,504	0
Non-current portion of lease liabilities	¥ 38,276,429	$ 5,417,677	¥ 0
Weighted-average remaining lease term (in years) – operating leases	1 year 1 month 13 days	1 year 1 month 13 days
Weighted-average discount rate – operating leases	4.30%	4.30%
Cash paid for operating leases	¥ 22,472,405
Lease liabilities arising from obtaining right-of-use assets	¥ 23,382,282